Deposits - Summary of deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Deposits [Line Items]
Deposits	₩ 381,512,664	₩ 382,988,294	₩ 364,874,652
Demand Deposits
Deposits [Line Items]
Deposits	151,177,041	157,446,276
Time Deposits
Deposits [Line Items]
Deposits	202,106,686	196,265,911
Certificates of deposits
Deposits [Line Items]
Deposits	12,059,730	14,921,375
Discount note deposits
Deposits [Line Items]
Deposits	7,614,701	6,631,858
CMA
Deposits [Line Items]
Deposits	4,950,392	4,634,010
Other
Deposits [Line Items]
Deposits	3,604,114	3,088,864
Domestic currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	128,035,326	132,604,867
Domestic currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	175,191,964	171,355,724
Foreign currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	23,141,715	24,841,409
Foreign currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	₩ 26,914,722	₩ 24,910,187